HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.5%
	AGENCY CMBS — 3.3%
2,230,000	FREMF Mortgage Trust Series 2018-K732 C(a),(b)		4.0960	05/25/25	$ 2,215,852
3,580,000	FREMF Mortgage Trust Series 2018-K733 C(a),(b)		4.0720	09/25/25	3,536,561
2,000,000	FREMF Mortgage Trust Series 2015-K46 B(a),(b)		3.7120	04/25/48	1,991,631
2,000,000	FREMF Mortgage Trust Series 2015-K47 B(a),(b)		3.5850	06/25/48	1,992,065
1,637,000	FREMF Mortgage Trust Series 2015-K47 C(a),(b)		3.5850	06/25/48	1,630,290
2,000,000	FREMF Mortgage Trust Series 2017-K68 B(a),(b)		3.8410	10/25/49	1,927,132
1,000,000	FREMF Mortgage Trust Series 2017-K71 C(a),(b)		3.7520	11/25/50	958,766
1,235,000	FREMF Mortgage Trust Series 2018-K75 B(a),(b)		3.9740	04/25/51	1,179,590
2,800,000	FREMF Mortgage Trust Series 2018-K78 B(a),(b)		4.1290	06/25/51	2,702,229
					18,134,116
	AUTO LOAN — 0.1%
538,000	Luxury Lease Partners Auto Lease Trust Series 2024-4 B(a)		10.4910	07/15/30	540,555

	CLO — 59.8%
495,000	1828 CLO Ltd. Series 2016-1A CR(a),(c)	TSFR3M + 3.612%	7.9140	10/15/31	496,214
1,750,000	Apidos CLO XX Series 2015-20A DR(a),(c)	TSFR3M + 5.962%	10.2690	07/16/31	1,755,007
750,000	Atlas Senior Loan Fund Ltd. Series 2017-8A C(a),(c)	TSFR3M + 2.812%	7.1190	01/16/30	752,186
825,000	Ballyrock CLO Ltd. Series 2018-1A C(a),(c)	TSFR3M + 3.412%	7.7050	04/20/31	830,326
620,000	Barings Clo Ltd. Series 2015-2A DR(a),(c)	TSFR3M + 3.212%	7.5050	10/20/30	623,871
20,400,000	Battalion CLO IX Ltd. Series 2015-9A DR(a),(c)	TSFR3M + 3.512%	7.8140	07/15/31	20,502,264
416,000	Betony CLO 2 Ltd. Series 2018-1A C(a),(c)	TSFR3M + 3.162%	7.4490	04/30/31	417,446
3,919,000	Black Diamond Clo Ltd. Series 2017-1A C(a),(c)	TSFR3M + 4.212%	8.5080	04/24/29	3,931,506
1,325,000	Bristol Park CLO LTD Series 2016-1A ER(a),(c)	TSFR3M + 7.262%	11.5640	04/15/29	1,330,903
5,055,000	Canyon Capital CLO Ltd. Series 2021-1RA D(a),(c)	TSFR3M + 3.262%	7.5640	07/15/30	5,063,280
2,000,000	Canyon Capital CLO Ltd. Series 2014-1A CR(a),(c)	TSFR3M + 3.012%	7.2980	01/30/31	2,009,826
4,750,000	Carlyle CLO Ltd. Series C17A CR(a),(c)	TSFR3M + 3.062%	7.3480	04/30/31	4,770,482
10,995,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-1A DR3(a),(c)	TSFR3M + 3.212%	7.5050	07/20/31	11,074,956
3,725,000	CARLYLE US CLO Ltd. Series 2018-2A D(a),(c)	TSFR3M + 5.512%	9.8140	10/15/31	3,736,011
1,448,798	Catamaran CLO Ltd. Series 2014-1A CR(a),(c)	TSFR3M + 3.692%	7.9820	04/22/30	1,452,676
1,500,000	Cedar Funding V CLO Ltd. Series 2016-5A DR(a),(c)	TSFR3M + 3.262%	7.5640	07/17/31	1,505,676
4,500,000	Cedar Funding VII Clo Ltd. Series 2018-7A E(a),(c)	TSFR3M + 4.812%	9.1050	01/20/31	4,517,096
1,000,000	CIFC Funding Ltd. Series 2015-3A ER(a),(c)	TSFR3M + 5.212%	9.5050	04/19/29	1,001,627
625,000	CIFC Funding Ltd. Series 2013-2A B1LR(a),(c)	TSFR3M + 3.312%	7.6050	10/18/30	627,632
7,345,932	Clover Credit Partners CLO III Ltd. Series 2017-1A D(a),(c)	TSFR3M + 4.012%	8.3140	10/15/29	7,402,172

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.5% (Continued)
	CLO — 59.8% (Continued)
18,730,000	Dryden Senior Loan Fund Series 2017-47A D(a),(c)	TSFR3M + 3.662%	7.9640	04/15/28	$ 18,785,141
17,650,000	Dryden Senior Loan Fund Series 2017-47A E(a),(c)	TSFR3M + 6.462%	10.7640	04/15/28	17,757,029
6,100,000	Dryden XXVI Senior Loan Fund Series 2013-26A ER(a),(c)	TSFR3M + 5.802%	10.1040	04/15/29	6,115,628
500,000	Eaton Vance CLO Ltd. Series 2014-1RA D(a),(c)	TSFR3M + 3.312%	7.6140	07/15/30	501,762
4,325,755	Elevation CLO Ltd. Series 2017-6A D(a),(c)	TSFR3M + 3.912%	8.2140	07/15/29	4,327,325
7,737,500	Elevation CLO Ltd. Series 2017-6A E(a),(c)	TSFR3M + 6.862%	11.1640	07/15/29	7,739,697
2,110,000	Elevation CLO Ltd. Series 2017-8A D(a),(c)	TSFR3M + 3.132%	7.4320	10/25/30	2,115,847
1,003,354	Ellington Clo I Ltd. Series 2017-1A CR(a),(c)	TSFR3M + 3.262%	7.5640	10/15/29	1,006,719
2,510,000	Ellington Clo I Ltd. Series 2017-1A DR(a),(c)	TSFR3M + 3.612%	7.9140	10/15/29	2,526,980
2,586,853	Ellington CLO IV Ltd. Series 2019-4A D1(a),(c)	TSFR3M + 5.762%	10.0640	04/15/29	2,599,277
3,000,000	Fillmore Park CLO Ltd Series 2018-1A(a),(c)	TSFR3M + 3.162%	7.4640	07/15/30	3,006,537
2,000,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(c)	TSFR3M + 5.512%	9.8050	04/20/31	2,004,942
4,900,000	Galaxy XXVII CLO Ltd. Series 2018-27A E(a),(c)	TSFR3M + 6.042%	10.5270	05/16/31	4,917,924
12,500,000	Gallatin CLO VIII Ltd. Series 2017-1A D1R(a),(c)	TSFR3M + 3.562%	7.8640	07/15/31	12,570,763
375,000	Goldentree Loan Opportunities XII Ltd. Series 2016-12A ER(a),(c)	TSFR3M + 5.662%	9.9550	07/21/30	374,832
1,300,000	Guggenheim CLO Ltd. Series 2020-1A ER(a),(c)	TSFR3M + 7.412%	11.7140	04/15/31	1,302,215
17,900,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A C(a),(c)	TSFR3M + 3.662%	7.9520	01/22/31	17,977,579
4,000,000	Highbridge Loan Management Ltd. Series 2013-2A CR(a),(c)	TSFR3M + 3.162%	7.4550	10/20/29	4,012,968
1,775,000	KKR CLO Ltd. Series 10 DR(a),(c)	TSFR3M + 3.612%	7.9700	09/15/29	1,779,917
2,500,000	KKR Static CLO I LTD Series 2022-1A ER2(a),(c)	TSFR3M + 5.750%	10.0430	07/20/31	2,527,500
1,000,000	LCM XXIII Ltd. Series 23A CR(a),(c)	TSFR3M + 3.562%	7.8550	10/20/29	1,002,838
2,150,000	Madison Park Funding XXVII Ltd. Series 2018-27A D(a),(c)	TSFR3M + 5.262%	9.5550	04/20/30	2,150,656
4,779,000	Marble Point CLO XI Ltd. Series 2017-2A D(a),(c)	TSFR3M + 3.062%	7.3550	12/18/30	4,808,902
1,725,000	Mountain View CLO, LLC Series 2017-2A D(a),(c)	TSFR3M + 3.362%	7.6690	01/16/31	1,736,440
10,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA D(a),(c)	TSFR3M + 3.412%	7.7700	06/15/31	10,394,381
12,500,000	Northwoods Capital XIV-B Ltd. Series 2018-14BA D(a),(c)	TSFR3M + 3.662%	8.1780	11/13/31	12,551,125
2,900,000	OCP CLO Ltd. Series 2014-7A DRR(a),(c)	TSFR3M + 6.092%	10.3850	07/20/29	2,909,805
2,000,000	Octagon Investment Partners Ltd. Series 2018-18A C(a),(c)	TSFR3M + 2.962%	7.2690	04/16/31	2,008,288
1,840,000	OZLM XVII Ltd. Series 2017-17A C(a),(c)	TSFR3M + 3.722%	8.0150	07/20/30	1,849,515
13,000,000	OZLM XVIII Ltd. Series 2018-18A D(a),(c)	TSFR3M + 3.112%	7.4140	04/15/31	13,044,863
1,500,000	OZLM XXI Ltd. Series 2017-21A C(a),(c)	TSFR3M + 2.932%	7.2250	01/20/31	1,507,197
750,000	Palmer Square Loan Funding Ltd. Series 2021-2A D(a),(c)	TSFR3M + 5.262%	9.7830	05/20/29	750,409
500,000	Palmer Square Loan Funding Ltd. Series 2021-3A D(a),(c)	TSFR3M + 5.262%	9.5550	07/20/29	499,914
250,000	Palmer Square Loan Funding Ltd. Series 2021-4A C(a),(c)	TSFR3M + 2.862%	7.1640	10/15/29	250,746

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.5% (Continued)
	CLO — 59.8% (Continued)
2,250,000	Palmer Square Loan Funding Ltd. Series 2021-4A D(a),(c)	TSFR3M + 5.262%	9.5640	10/15/29	$ 2,253,566
1,250,000	Palmer Square Loan Funding Ltd. Series 2022-1A E(a),(c)	TSFR3M + 7.200%	11.5020	04/15/30	1,256,144
3,750,000	PPM CLO Ltd. Series 2018-1A D(a),(c)	TSFR3M + 3.512%	7.8140	07/15/31	3,769,976
4,000,000	Shackleton Clo Ltd. Series 2017-11A D(a),(c)	TSFR3M + 3.912%	8.4350	08/15/30	4,033,580
2,150,000	Shackleton CLO Ltd. Series 2013-3A DR(a),(c)	TSFR3M + 3.282%	7.5840	07/15/30	2,160,144
1,500,000	TCI-Flatiron Clo Ltd. Series 2017-1A E(a),(c)	TSFR3M + 6.612%	11.0970	11/18/30	1,505,262
250,000	TCI-Flatiron CLO Ltd. Series 2017-1(a),(c)	TSFR3M + 3.012%	7.4970	11/17/30	250,638
4,000,000	THL Credit Wind River CLO Ltd Series 2014-1(a),(c)	TSFR3M + 3.262%	7.5550	07/18/31	4,024,952
700,000	THL Credit Wind River CLO Ltd. Series 2018-1A D(a),(c)	TSFR3M + 3.162%	7.4640	07/15/30	701,980
10,000,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA D(a),(c)	TSFR3M + 3.612%	7.9140	10/15/30	10,073,540
16,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(a),(c)	TSFR3M + 3.262%	7.5550	10/20/30	16,113,459
2,250,000	THL Credit Wind River CLO Ltd. Series 2018-3A E(a),(c)	TSFR3M + 5.912%	10.2050	01/20/31	2,254,491
4,500,000	Venture XVIII CLO Ltd. Series 2014-18A DR(a),(c)	TSFR3M + 3.362%	7.6640	10/15/29	4,509,657
4,400,000	Venture XXVI CLO Ltd. Series 2017-26A D(a),(c)	TSFR3M + 4.512%	8.8050	01/20/29	4,411,101
1,854,000	Voya CLO Ltd. Series 2013-2A CR(a),(c)	TSFR3M + 3.012%	7.3120	04/25/31	1,858,292
2,800,000	Voya CLO Ltd. Series 2018-2(a),(c)	TSFR3M + 3.012%	7.3140	07/15/31	2,817,420
4,750,000	Wind River CLO Ltd. Series 2014-3A DR2(a),(c)	TSFR3M + 3.662%	7.9520	10/22/31	4,774,771
766,802	Zais CLO 5 Ltd. Series 2016-2A C(a),(c)	TSFR3M + 4.762%	9.0640	10/15/28	772,058
5,595,000	Zais Clo 6 Ltd. Series 2017-1A D(a),(c)	TSFR3M + 4.142%	8.4440	07/15/29	5,605,093
5,000,000	Zais Clo 7 Ltd. Series 2017-2A D(a),(c)	TSFR3M + 4.012%	8.3140	04/15/30	5,044,505
					321,407,447
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
2,738,717	A&D Mortgage Trust Series 2024-NQM3 A1(a),(d)		6.4510	07/25/69	2,769,494
971,581	A&D Mortgage Trust Series 2024-NQM4 A1(a)		5.4640	08/25/69	966,750
1,000,000	CFMT, LLC Series 2024-HB15 M3(a),(b)		4.0000	08/25/34	923,095
1,831,342	Chase Home Lending Mortgage Trust Series Series 2024-7 A6(a),(b)		6.0000	06/25/55	1,838,350
2,000,000	CIM Trust Series 2023-R3 A1B(a),(b)		4.5000	01/25/63	1,551,020
73,195	EFMT Series 2023-1 A2(a),(d)		6.2400	02/25/68	73,367
1,089,345	JP Morgan Mortgage Trust Series 2023-10 A6(a),(b)		6.0000	05/25/54	1,093,127
2,397,247	JP Morgan Mortgage Trust Series 2024-INV1 A4(a),(b)		6.0000	04/25/55	2,404,079
1,365,400	JP Morgan Mortgage Trust Series 2024-11 A6(a),(b)		6.0000	04/25/55	1,370,309
3,985,054	JP Morgan Mortgage Trust Series 2024-12 A4(a),(b)		6.0000	06/25/55	3,990,972
621,573	Morgan Stanley Residential Mortgage Loan Trust Series 2024-2 A5(a),(b)		6.0000	03/25/54	623,247
1,670,877	OBX Trust Series 2024-NQM8 A1(a),(d)		6.2330	05/25/64	1,684,164

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9% (Continued)
1,000,000	Onity Loan Investment Trust Series 2024-HB2 M3(a)		5.0000	08/25/37	$ 929,415
1,250,000	Onity Loan Investment Trust Series 2024-HB2 M4(a)		5.0000	08/25/37	1,106,062
1,474,243	PRKCM Trust Series 2023-AFC3 A1(a)		6.5840	09/25/58	1,489,740
3,458,191	PRKCM Trust Series 2024-HOME1 A1(a),(d)		6.4310	05/25/59	3,493,864
808,675	Sequoia Mortgage Trust Series 2024-3 A4(a),(b)		6.0000	04/25/54	811,587
3,500,000	Sequoia Mortgage Trust Series 2025-1 A4(a),(b)		6.0000	01/25/55	3,524,514
622,039	Verus Securitization Trust Series 2023-2 A1(a),(d)		6.1930	03/25/68	624,689
					31,267,845
	MANUFACTURED HOUSING — 0.8%
4,852,002	Cascade MH Asset Trust Series 2022-MH1 B1(a),(b)		8.0000	08/25/54	4,081,746

	NON AGENCY CMBS — 20.8%
2,500,000	BPR Trust Series 2021-WILL D(a),(c)	TSFR1M + 5.114%	9.4210	06/15/38	2,479,466
10,748,000	BX Commercial Mortgage Trust Series 2019-IMC F(a),(c)	TSFR1M + 2.946%	7.2520	04/15/34	10,586,975
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(a),(c)	TSFR1M + 3.646%	7.9520	04/15/34	189,516
5,000,000	Cantor Commercial Real Estate Lending Series 2019-CF3 B(b)		3.5000	01/15/53	4,215,239
2,520,000	Capital Funding Mortgage Trust Series 2025-P05 B(a),(c)	TSFR1M + 10.500%	14.8370	08/04/25	2,529,205
4,000,000	Capital Funding Mortgage Trust Series 2024-29 B(a),(c)	TSFR1M + 9.500%	13.8370	11/01/26	4,015,030
4,250,000	Capital Funding Mortgage Trust Series 2024-28 B(a),(c)	TSFR1M + 11.000%	15.3100	11/01/26	4,286,423
13,000,000	Capital Funding Mortgage Trust Series 2025-31 B(a),(c)	TSFR1M + 11.000%	15.3000	02/10/28	13,000,000
13,884,554	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(c)	TSFR1M + 9.500%	13.8370	03/01/25	13,833,853
4,528,945	CSMC Trust Series 2016-NXSR XA(b),(e)		0.6730	12/15/49	36,538
1,752,134	FREMF Mortgage Trust Series 2020-KF76 B(a),(c)	SOFR30A + 2.864%	7.3920	01/25/30	1,720,680
4,036,821	GS Mortgage Securities Corp Trust Series 2018-3PCK C(a),(c)	TSFR1M + 3.614%	7.9210	09/15/31	4,070,707
2,000,000	GSMS Trust Series 2024-FAIR D(a),(b)		8.2140	07/15/29	2,067,038
1,070,000	Hudsons Bay Simon JV Trust Series 2015-HB10 C10(a),(b)		5.4470	08/05/34	994,321
1,215,000	Independence Plaza Trust Series 2018-INDP A(a)		3.7630	07/10/35	1,191,157
19,539,000	J.P. Morgan Chase Commercial Mortgage Securities Series 2019-ICON XB(a),(b),(e)		0.6180	01/05/34	137,095
27,233,543	J.P. Morgan Chase Commercial Mortgage Securities Series 2019-ICON XA(a),(b),(e)		1.3350	01/05/34	297,556
880,000	JP Morgan Chase Commercial Mortgage Securities Series 2020-NNN DFX(a)		3.6200	01/16/37	497,200
5,000,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(a)		8.5420	05/05/29	5,302,680
6,000,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(a),(b)		8.7520	05/05/29	6,160,750
3,960,743	SMR Mortgage Trust Series 2022-IND F(a),(c)	TSFR1M + 6.000%	10.3060	02/15/39	3,871,426

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.5% (Continued)
	NON AGENCY CMBS — 20.8% (Continued)
3,019,414	Wells Fargo Commercial Mortgage Trust Series 2015-LC22 XA(b),(e)		0.7310	09/15/58	$ 5,857
3,000,000	WP Glimcher Mall Trust Series 2015-WPG C(a),(b)		3.5160	06/05/35	2,681,373
374,715	XCALI Mortgage Trust Series 2020-5 B1(a),(c)	TSFR1M + 8.370%	12.7070	03/31/25	375,593
471,250	XCALI Mortgage Trust Series 2021-10 B1(a),(c)	TSFR1M + 8.120%	12.4570	06/30/25	467,955
419,048	X-Caliber Funding, LLC Series 2023-MF9 B1(a),(c)	TSFR1M + 6.500%	11.0600	03/31/25	419,472
4,600,000	X-Caliber Funding, LLC Series 2023-HOAKS A(a),(c)	TSFR1M + 3.500%	7.8370	05/15/25	4,591,345
3,335,000	X-Caliber Funding, LLC Series 2023-DMNK B1(a),(c)	TSFR1M + 6.500%	10.8370	05/15/25	3,326,469
4,165,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(c)	TSFR3M + 6.000%	10.9600	01/06/26	4,149,181
4,000,000	X-Caliber Funding, LLC Series 2024-OPAL A(a),(c)	TSFR1M + 4.000%	8.3370	02/15/26	4,007,415
2,450,000	X-Caliber Funding, LLC Series 2024-OPAL B1(a),(c)	TSFR1M + 6.000%	10.3370	02/15/26	2,456,109
1,748,750	X-Caliber Funding, LLC Series 2024-MSD B1(a),(c)	TSFR1M + 6.000%	10.3300	01/01/27	1,748,750
5,000,000	X-Caliber Funding, LLC Series 2024-SURF A(a)		12.0000	08/04/27	5,063,754
					110,776,128
	OTHER ABS — 0.1%
313,064	Pagaya AI Debt Trust Series 2024-1 A(a)		6.6600	07/15/31	316,605
344,875	Reach Abs Trust Series 2024-1A A(a)		6.3000	02/18/31	346,864
					663,469
	WHOLE BUSINESS — 0.7%
1,461,488	Harvest SBA Loan Trust Series 2024-1 B(a),(c)	SOFR30A + 3.750%	8.2030	12/25/51	1,468,773
2,361,765	Harvest SBA Loan Trust Series 2024-1 C(a),(c)	SOFR30A + 6.750%	9.6810	12/25/51	2,380,560
					3,849,333
	TOTAL ASSET BACKED SECURITIES (Cost $489,481,823)				490,720,639

	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
	CMBS — 0.8%
2,665,000	FREMF Mortgage Trust Series 2019-K736(a),(b)		3.7600	07/25/26	2,594,444
1,771,000	FREMF Mortgage Trust Series 2015-K50(a),(b)		3.7770	10/25/48	1,751,148
					4,345,592
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
1,896,784	Fannie Mae REMICS Series 2024-20 CV		5.5000	04/25/35	1,899,051
1,886,099	Fannie Mae REMICS Series 2024-84 A		5.0000	09/25/50	1,863,156
1,711,623	Fannie Mae REMICS Series 2024-63 HA		5.0000	06/25/52	1,698,541

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3% (Continued)
2,817,374	Fannie Mae REMICS Series 2025-6 DL		2.0000	04/25/53	$ 1,438,185
1,620,613	Freddie Mac REMICS Series 5444 AB		5.5000	09/25/49	1,623,562
1,647,443	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	1,644,987
1,594,026	Freddie Mac REMICS Series 5423 A		5.0000	11/25/50	1,585,148
3,439,184	Freddie Mac REMICS Series 5397 DM		5.0000	01/25/52	3,430,440
1,187,727	Government National Mortgage Association Series 2024-76 KA		6.0000	12/20/49	1,195,234
1,098,270	Government National Mortgage Association Series 2023-168 FA(c)	SOFR30A + 0.500%	4.8730	11/20/53	1,073,136
					17,451,440
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,960,269)				21,797,032

	CORPORATE BONDS — 0.8%
	SPECIALTY FINANCE — 0.8%
2,654,000	X-Caliber Funding, LLC(a)		11.0000	03/01/25	2,635,554
1,000,000	X-Caliber Funding, LLC(a)		25.0000	09/01/25	1,001,250
500,000	X-Caliber Funding, LLC(a)		11.0000	10/01/25	500,019
					4,136,823
	TOTAL CORPORATE BONDS (Cost $4,150,211)				4,136,823

Shares
	SHORT-TERM INVESTMENTS — 6.4%
	MONEY MARKET FUNDS - 6.4%
34,549,523	First American Government Obligations Fund, Class X, 4.32% (Cost $34,549,523)(f)				34,549,523

	TOTAL INVESTMENTS - 102.8% (Cost $550,141,826)				$ 551,204,017
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%				(15,112,627)
	NET ASSETS - 100.0%				$ 536,091,390

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is 494,945,420 or 92.3% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on January 31, 2025.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2025.
(e)	Interest only securities.
(f)	Rate disclosed is the seven day effective yield as of January 31, 2025.